Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Losses [Abstract]
Accumulated Other Comprehensive Losses

Note 14. Accumulated Other Comprehensive Losses:

The following table sets forth the changes in each component of accumulated other comprehensive losses, net of deferred income taxes, attributable to Altria Group, Inc.:

(in millions)	Currency Translation Adjustments	Changes in Net Loss and Prior Service Cost	Ownership Share of SABMiller's Other Comprehensive Earnings	Accumulated Other Comprehensive Losses
Balances, December 31, 2008	$—	$(2,221)	$40	$(2,181)
Period change, before income taxes	3	611	372	986
Deferred income taxes		(236)	(130)	(366)

Balances, December 31, 2009	3	(1,846)	282	(1,561)
Period change, before income taxes	1	58	63	122
Deferred income taxes		(23)	(22)	(45)

Balances, December 31, 2010	4	(1,811)	323	(1,484)
Period change, before income taxes	(2)	(415)	(231)	(648)
Deferred income taxes		164	81	245

Balances, December 31, 2011	$2	$(2,062)	$173	$(1,887)